Investment in Associated Companies (Schedule of Ansonia Loans) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Nominal annual interest rate			4.94%
Ansonia Holdings [Member]
Disclosure of associates [line items]
Amount | $		$ 69,000
Nominal annual interest rate		6.00%		6.00%
Maturity term		9 months
Ansonia Holdings [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount				¥ 450,000
Ansonia Holdings [Member] | Tranche 1 [Member]
Disclosure of associates [line items]
Convertible into Equity Discount Rate	[1]	10.00%		10.00%
Loan Transfer Date	[2]	May 20, 2016
Ansonia Holdings [Member] | Tranche 1 [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount				¥ 150,000
Ansonia Holdings [Member] | Tranche 2 [Member]
Disclosure of associates [line items]
Convertible into Equity Discount Rate	[1]	10.00%		10.00%
Loan Transfer Date	[2]	June 28, 2016
Ansonia Holdings [Member] | Tranche 2 [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount				¥ 150,000
Ansonia Holdings [Member] | Tranche 3 [Member]
Disclosure of associates [line items]
Convertible into Equity Discount Rate	[1]	25.00%		25.00%
Loan Transfer Date	[2]	September 6, 2016
Ansonia Holdings [Member] | Tranche 3 [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Amount				¥ 150,000

[1]	To facilitate potential investment by a third party in Qoros, Ansonia loans are automatically convertible into equity in Quantum in the event of a third-party financing at Qoros meets certain conditions, or when Ansonia loans are repaid in relation to such third-party financing. The loans will be convertible into equity of Quantum at a 10% (Tranche 1 and 2) and at a 25% discount (Tranche 3) discount to the implied value of Qoros based upon the third-party financing.
[2]	Loans carry the same term of 9 months from the first transfer date